Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 471,747	$ 2,093,718
Accounts receivable, net of allowance for credit losses of $6,713 and $5,748, respectively	26,161	105,049
Prepaid expenses and other current assets	1,080,936	741,155
Total current assets	1,578,844	2,939,922
Property and equipment, net	1,819	4,644
Goodwill	2,171,526	2,171,526
Operating lease right-of-use assets	46,434	134,013
Other assets	38,381	38,381
Total assets	3,837,004	5,288,486
Current liabilities:
Accounts payable	9,429,803	6,439,863
Accrued expenses and other current liabilities	4,264,028	5,194,240
Deferred underwriting fees	4,000,000	4,000,000
Deferred fee		500,000
Earnout liability	37,125	59,399
Due to related party	67,118	67,118
GEM commitment fee liability		2,000,000
Deferred revenue	1,322,238	1,214,096
Operating lease liabilities, current	81,708	234,043
Total current liabilities	35,610,924	37,089,615
Other long-term liabilities	75,000	75,000
Total liabilities	35,685,924	37,164,615
Commitments and contingencies (Note 14)
Stockholders’ deficit:
Common stock, $0.0001 par value, 275,000,000 shares authorized and 36,944,935 and 16,019,256 issued and outstanding at June 30, 2024 and December 31, 2023, respectively	3,695	1,602
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 0 shares issued and outstanding at June 30, 2024 and December 31, 2023
Additional paid-in capital	23,579,089	14,888,593
Accumulated deficit	(55,431,704)	(46,766,324)
Total stockholders’ deficit	(31,848,920)	(31,876,129)
Total liabilities and stockholders’ deficit	3,837,004	5,288,486
Yorkville [Member]
Current liabilities:
Convertible notes	2,013,000	1,766,000
Related Party [Member]
Current liabilities:
Convertible notes		2,540,091
Notes payable - related party	3,468,124	2,505,137
Warrant liability - related party	230,000	575,000
Nonrelated Party [Member]
Current liabilities:
Convertible notes	3,530,571	2,693,841
Notes payable - related party	7,088,209	6,659,787
Warrant liability - related party	$ 79,000	$ 641,000